Deferred Revenue - Additional Information (Detail)	Dec. 31, 2019 Store	Dec. 31, 2018 Store Stores
am/pm [member]
Summary of deferred revenue [line items]
Number of stores	2,377	(2,493)
Jet Oil [member]
Summary of deferred revenue [line items]
Number of stores	1,492	1,772